Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of carrying amount of goodwill [Abstract]
Balance as of March 31	$ 162,832
Acquisitions	20,237,015	$ 162,832
Impairment	(10,309,745)
Exchange gain and loss	(5,901)
Goodwill, net	$ 10,084,201	$ 162,832